Statements of Changes in Partners' Capital - USD ($)	Total	Limited Partners [Member]	General Partner [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member] General Partner [Member]
Balance at Dec. 31, 2012	$ 63,299,496	$ 62,561,958	$ 737,538	$ 42,834,380	$ 42,313,890	$ 520,490	$ 43,548,289	$ 43,017,920	$ 530,369
Balance (in units) at Dec. 31, 2012	3,549,673.924			4,418,246.715			3,829,856.307
Net income (loss)	$ (4,837,597)	(4,784,987)	(52,610)	$ 3,681,455	3,639,202	42,253	$ 2,901,949	2,866,532	35,417
Redemptions	$ (12,764,937)	(12,664,919)	(100,018)	$ (10,882,116)	(10,807,107)	(75,009)	$ (9,054,428)	(8,979,422)	(75,006)
Redemptions (in units)	(740,308.303)			(1,037,402.578)			(768,478.549)
Balance at Dec. 31, 2013	$ 45,696,962	45,112,052	584,910	$ 35,633,719	35,145,985	487,734	$ 37,395,810	36,905,030	490,780
Balance (in units) at Dec. 31, 2013	2,809,365.621			3,380,844.137			3,061,377.758
Net income (loss)	$ 8,508,173	8,402,318	105,855	$ 3,665,705	3,619,985	45,720	$ 5,158,872	5,089,498	69,374
Redemptions	$ (16,180,958)	(15,905,958)	(275,000)	$ (13,284,634)	(13,034,129)	(250,505)	$ (11,236,493)	(11,036,493)	(200,000)
Redemptions (in units)	(1,006,442.474)			(1,336,038.05)			(907,519.038)
Balance at Dec. 31, 2014	$ 38,024,177	37,608,412	415,765	$ 26,014,790	25,731,841	282,949	$ 31,318,189	30,958,035	360,154
Balance (in units) at Dec. 31, 2014	1,802,923.147			2,044,806.087			2,153,858.72
Net income (loss)	$ 2,360,299	2,333,145	27,154	$ (1,201,499)	(1,187,335)	(14,164)	$ (666,714)	(661,836)	(4,878)
Redemptions	$ (4,309,200)	(4,284,200)	(25,000)	$ (3,138,180)	(3,113,180)	(25,000)	$ (3,264,178)	(3,213,565)	(50,613)
Redemptions (in units)	(198,822.845)			(250,146.419)			(225,131.295)
Balance at Dec. 31, 2015	$ 36,075,276	$ 35,657,357	$ 417,919	$ 21,675,111	$ 21,431,326	$ 243,785	$ 27,387,297	$ 27,082,634	$ 304,663
Balance (in units) at Dec. 31, 2015	1,604,100.302			1,794,659.668			1,928,727.425